UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04058

The Korea Fund, Inc.

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019
(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: June 30, 2016

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments

Schedule of Investments

The Korea Fund, Inc.

September 30, 2015 (unaudited)

Shares		Value*
COMMON STOCK—92.6%
Aerospace & Defense—1.1%
39,043	Korea Aerospace Industries Ltd.	$2,248,967
13,053	LIG Next1 Co., Ltd. (b)	836,943

		3,085,910

Auto Components—1.7%
62,203	Hankook Tire Co., Ltd.	2,082,375
83,834	Hanon Systems Corp. (d)	2,787,221

		4,869,596

Automobiles—3.0%
54,970	Hyundai Motor Co.	7,638,639
25,048	Kia Motors Corp.	1,135,456

		8,774,095

Banks—8.1%
357,000	BNK Financial Group, Inc.	4,139,348
602,790	DGB Financial Group, Inc. (d)	5,360,437
23,000	KB Financial Group, Inc.	683,669
374,352	Shinhan Financial Group Co., Ltd.	13,091,844

		23,275,298

Capital Markets—2.4%
180,500	Samsung Securities Co., Ltd.	6,966,847

Construction & Engineering—7.2%
452,350	Hyundai Development Co.	20,888,682

Construction Materials—2.9%
59,689	Hanil Cement Co., Ltd.	6,702,887
172,200	Sungshin Cement Co., Ltd. (d)(e)	1,715,705

		8,418,592

Food Products—1.5%
5,537	Orion Corp.	4,409,322

Hotels, Restaurants & Leisure—0.5%
40,607	Kangwon Land, Inc.	1,451,350

Household Durables—6.0%
197,331	Coway Co., Ltd.	13,963,366
13,383	Hanssem Co., Ltd. (d)	3,240,341

		17,203,707

Household Products—6.1%
24,253	LG Household & Health Care Ltd.	17,551,625

Industrial Conglomerates—2.1%
116,400	LG Corp.	5,992,870

Insurance—7.9%
154,000	Dongbu Insurance Co., Ltd.	7,987,024
104,550	Korean Reinsurance Co.	1,258,752
57,555	Samsung Fire & Marine Insurance Co., Ltd.	13,591,157

		22,836,933

Internet & Catalog Retail—4.6%
355,219	Interpark Corp. (d)	6,698,758
606,883	Interpark Holdings Corp. (d)	6,567,740

		13,266,498

IT Services—1.5%
21,433	SK Holding Co., Ltd.	4,424,114

Metals & Mining—0.8%
5,960	Korea Zinc Co., Ltd.	2,343,692

Semiconductors & Semiconductor Equipment—7.4%
753,591	SK Hynix, Inc.	21,492,792

Shares		Value*
Specialty Retail—4.2%
125,258	Hotel Shilla Co., Ltd. (d)	$12,208,763

Technology Hardware, Storage & Peripherals—18.5%
55,533	Samsung Electronics Co., Ltd.	53,281,313

Wireless Telecommunication Services—5.1%
66,660	SK Telecom Co., Ltd.	14,787,569

	Total Common Stock (cost—$217,295,780)	267,529,568

SHORT-TERM INVESTMENTS—7.6%
Collateral Invested for Securities on Loan (c)—7.6%
21,789,338	BlackRock T-Fund, Institutional Class (cost—$21,789,338)	21,789,338

	Total Investments (cost—$239,085,118) (a)(f)—100.2%	289,318,906

	Liabilities in excess of other assets—(0.2)%	(488,426)

	Net Assets—100.0%	$288,830,480

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in mutual funds are valued at the net asset value per share (“NAV”) as reported on each business day.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Directors (the “Board”), or persons acting at their discretion pursuant to procedures established by the Board. The Fund’s investments are valued daily and the Fund’s NAV is calculated as of the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. For foreign equity securities (with certain exceptions, if any), the Fund fair values its securities daily using modeling tools provided by a statistical research service. This service utilizes statistics and programs based on historical performance of markets and other economic data (which may include changes in the value of U.S. securities or security indices).

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material.

(a)	Securities with an aggregate value of $266,692,625, representing 92.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

(b)	Fair-Valued—Security with a value of $836,943, representing 0.3% of net assets.

(c)	Purchased with cash collateral received from securities on loan.

(d)	A portion of securities on loan with an aggregate value of $20,738,875; cash collateral of $21,789,338 was received with which the Fund invested in the BlackRock T-Fund Institutional Class.

(e)	Non-income producing.

(f)	At September 30, 2015, the cost basis of portfolio securities for federal income tax purposes was $239,465,672. Gross unrealized appreciation was $70,066,595; gross unrealized depreciation was $20,213,361; and net unrealized appreciation was $49,853,234. The difference between book and tax cost was attributable to wash sale loss deferrals.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including Allianz Global Investors U.S. LLC’s, the investment manager, and the Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2015 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at September 30, 2015 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/15
Investments in Securities—Assets
Common Stock:
Aerospace & Defense	$—	$2,248,967	$836,943	$3,085,910
All Other	—	264,443,658	—	264,443,658
Collateral Invested for Securities on Loan	21,789,338	—	—	21,789,338

Totals	$21,789,338	$266,692,625	$836,943	$289,318,906

At September 30, 2015, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended September 30, 2015, was as follows:

	Beginning Balance 6/30/15	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 9/30/15
Investments in Securities—Assets
Common Stock:
Aerospace & Defense	$—	$852,940	$—	$—	$—	$(15,997)	$—	$—	$836,943

The following tables present additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2015:

	Ending Balance at 9/30/15	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities—Assets
Common Stock	$836,943	Original Cost	Trading Volume	KRW 76,000

KRW—South Korean Won

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at September 30, 2015 was $(15,997).

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Korea Fund, Inc.

By:	/s/ Joseph Quirk
Joseph Quirk
President & Chief Executive Officer

Date: November 23, 2015

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph Quirk
Joseph Quirk
President & Chief Executive Officer

Date: November 23, 2015

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 23, 2015